UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                     DATE OF REPORTING PERIOD: JULY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS                                 FMC STRATEGIC VALUE FUND

July 31, 2008                                                        (Unaudited)

                                                                          Value
                                                             Shares       (000)
                                                          -----------   --------
COMMON STOCK (86.6%)
AUTOMOTIVE (8.8%)
   ATC Technology* ....................................       300,000   $  7,536
   Drew Industries* ...................................       350,000      5,180
   Monaco Coach .......................................     1,154,550      2,586
   Spartan Motors .....................................     1,000,000      5,420
                                                                        --------
                                                                          20,722
                                                                        --------
BANKS (0.8%)
   Popular ............................................       275,000      1,889
                                                                        --------
BASIC INDUSTRY (0.3%)
   Mueller Industries .................................        30,000        770
                                                                        --------
ENERGY (26.2%)
   BJ Services ........................................       265,000      7,791
   CE Franklin Ltd.* ..................................       741,700      7,410
   Core Laboratories ..................................        78,000     10,110
   Encore Acquisition* ................................       240,000     14,849
   Hercules Offshore* .................................       250,000      6,242
   Petroplus Holdings* (1) ............................        97,250      3,948
   Range Resources ....................................       240,000     11,654
                                                                        --------
                                                                          62,004
                                                                        --------
FINANCIAL SERVICES (5.1%)
   American Safety Insurance Holdings Ltd.* ...........       125,000      1,850
   Capital One Financial ..............................       160,000      6,698
   Old Republic International .........................       335,000      3,517
                                                                        --------
                                                                          12,065
                                                                        --------
FOOD (2.2%)
   Agrium .............................................        58,000      5,104
                                                                        --------
GARDEN PRODUCTS (2.5%)
   Toro ...............................................       185,000      6,022
                                                                        --------
HOUSING RELATED (1.4%)
   Palm Harbor Homes* .................................       400,000      3,324
                                                                        --------
INDUSTRIAL/MANUFACTURING (3.2%)
   Actuant, Cl A ......................................        67,400      2,053
   FMC ................................................        40,000      2,975
   Mettler Toledo International* ......................        24,000      2,580
                                                                        --------
                                                                           7,608
                                                                        --------

SCHEDULE OF INVESTMENTS                                 FMC STRATEGIC VALUE FUND

July 31, 2008                                                        (Unaudited)

                                                                          Value
                                                             Shares       (000)
                                                          -----------   --------
MISCELLANEOUS CONSUMER (10.1%)
   Blyth ..............................................       110,000   $  1,601
   Dorel Industries, Cl B .............................       128,000      3,878
   Ethan Allen Interiors ..............................        86,000      2,159
   Furniture Brands International .....................       115,000      1,365
   Jarden* ............................................       300,000      7,209
   Prestige Brands Holdings* ..........................       775,000      7,688
                                                                        --------
                                                                          23,900
                                                                        --------
PAPER & PAPER PRODUCTS (0.3%)
   Chesapeake* ........................................       406,000        731
                                                                        --------
PRINTING & PUBLISHING (6.9%)
   Cenveo* ............................................       550,000      5,082
   RR Donnelley & Sons ................................       220,000      5,874
   Transcontinental GDR, Cl A* ........................       360,000      5,269
                                                                        --------
                                                                          16,225
                                                                        --------
REAL ESTATE INVESTMENT TRUST (2.4%)
   Mack-Cali Realty ...................................       150,000      5,757
                                                                        --------
RETAIL (0.2%)
   Liberty Media Interactive, Cl A* ...................        24,890        349
                                                                        --------
SERVICES (7.2%)
   American Reprographics* ............................       270,000      4,323
   Moody's ............................................       200,000      6,962
   United Stationers* .................................       150,000      5,749
                                                                        --------
                                                                          17,034
                                                                        --------
TECHNOLOGY (4.4%)
   Electronic Data Systems ............................       126,000      3,126
   Polycom* ...........................................       310,000      7,316
                                                                        --------
                                                                          10,442
                                                                        --------
TELECOMMUNICATIONS (2.4%)
   Frontier Communications ............................       500,000      5,780
                                                                        --------
TRANSPORTATION EQUIPMENT (2.2%)
   Commercial Vehicle Group* ..........................       533,000      5,154
                                                                        --------
TOTAL COMMON STOCK
   (Cost $196,434) ....................................                  204,880
                                                                        --------

SCHEDULE OF INVESTMENTS                                 FMC STRATEGIC VALUE FUND

July 31, 2008                                                        (Unaudited)

                                                             Face
                                                            Amount        Value
                                                         (000)/Shares     (000)
                                                         ------------   --------
CORPORATE BOND (0.2%)
   Mueller Industries
      6.000%, 11/01/14 ................................   $       425   $    380
                                                                        --------
TOTAL CORPORATE BOND
   (Cost $425) ........................................                      380
                                                                        --------
CASH EQUIVALENT (10.4%)
   Dreyfus Treasury Prime Cash Management Fund,
      1.580% (2) ......................................    24,655,508     24,656
                                                                        --------
TOTAL CASH EQUIVALENT
   (Cost $24,656) .....................................                   24,656
                                                                        --------
TOTAL INVESTMENTS (97.2%)
   (Cost $221,515)+ ...................................                 $229,916
                                                                        ========

PERCENTAGES ARE BASED ON NET ASSETS OF $236,512.

*    NON-INCOME PRODUCING SECURITY.

(1) SECURITY IS TRADED ON A FOREIGN STOCK EXCHANGE. THE TOTAL VALUE OF ALL SUCH SECURITIES AT JULY 31, 2008 WAS $3,948 AND REPRESENTED 1.7% OF NET ASSETS.

(2)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

CL -- CLASS

GDR -- GLOBAL DEPOSITARY RECEIPT

LTD. -- LIMITED

+    AT JULY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
$221,515, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $52,652 AND $(44,251), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICIES REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

FMC-QH-001-0900

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)                  /s/ Philip T. Masterson
                                          -----------------------------------
                                          Philip T. Masterson
                                          President

Date: September 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                  /s/ Philip T. Masterson
                                          -----------------------------------
                                          Philip T. Masterson
                                          President

Date: September 26, 2008

By (Signature and Title)                  /s/ Michael Lawson
                                          -----------------------------------
                                          Michael Lawson
                                          Controller & CFO

Date: September 26, 2008